INITIAL PUBLIC OFFERING	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Initial Public Offering
INITIAL PUBLIC OFFERING

NOTE 3 — INITIAL PUBLIC OFFERING

As of March 31, 2026, there were 6,000,000 Public Shares outstanding that are classified as ordinary shares subject to possible redemption in accordance with ASC 480, Distinguishing Liabilities from Equity. The Public Shares are redeemable at the option of the holder in connection with the Company’s initial business combination and are therefore presented as temporary equity.

The Company adjusts the carrying value of ordinary shares subject to possible redemption to equal the redemption value at the end of each reporting period. The redemption value is equal to the amount held in the Trust Account, including interest earned on funds held in the Trust Account and not previously released to pay taxes or permitted withdrawals.

As of March 31, 2026 and December 31, 2025, the balance in the Trust Account was $60,960,574 and $60,429,224, respectively. The following table presents the roll-forward of ordinary shares subject to possible redemption for the three months ended March 31, 2026:

Amount
Ordinary shares subject to possible redemption — December 31, 2025	$60,429,224
Add:
Interest earned on cash and investments held in Trust Account	531,350
Ordinary shares subject to possible redemption — March 31, 2026	$60,960,574

For the three months ended March 31, 2026, the increase in the carrying value of ordinary shares subject to possible redemption was recorded as an adjustment to additional paid-in capital of $430,822, with the remainder of $100,528 recorded as an adjustment to accumulated deficit.

NOTE 3 — INITIAL PUBLIC OFFERING

On October 23, 2025, pursuant to the Company’s IPO, the Company sold 6,000,000 Units at a price of $10.00 per Unit, generating gross proceeds of $60,000,000. Each Unit consists of one ordinary share and one right to receive one-tenth (1/10) of one ordinary share upon the consummation of the Company’s initial Business Combination (each, a “Right”). Ten Rights entitle the holder to receive one ordinary share (see Note 7). The Company will not issue fractional shares and only whole shares will trade; accordingly, unless a holder holds Rights in multiples of ten, such holder will not be able to receive or trade the fractional shares underlying the Rights.

The Company granted the underwriters a 45-day option to purchase up to an additional 900,000 Units to cover over-allotments (the “Over-Allotment Option”). On October 27, 2025, the underwriters delivered a termination notice indicating that the Over-Allotment Option would not be exercised.

In connection with the IPO, the Company allocated the gross proceeds between the Public Shares and the Public Rights based on their relative fair values.

As of December 31, 2025, ordinary shares subject to possible redemption are reconciled as follows:

As of December 31, 2025
Gross Proceeds	$60,000,000
Less:
Gross proceeds allocated to Public Rights	(874,000)
Offering costs allocated to Public Shares	(1,930,704)
Add:
Remeasurement of carrying value to redemption value	3,233,928
Ordinary shares subject to possible redemption	$60,429,224